POLEN GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.2%
Credit Services — 13.3%
Mastercard, Inc., Class A	909,948	$ 358,774,297
PayPal Holdings, Inc.*	4,573,189	346,739,190
Visa, Inc., Class A	1,429,623	339,864,276
		1,045,377,763
Diagnostics & Research — 5.2%
Illumina, Inc.*	986,489	189,553,861
Thermo Fisher Scientific, Inc.	399,343	219,103,531
		408,657,392
Drug Manufacturers - Specialty & Generic — 2.6%
Zoetis, Inc.	1,062,697	199,882,679
Entertainment — 7.5%
Netflix, Inc.*	1,347,058	591,318,050
Footwear & Accessories — 1.8%
NIKE, Inc., Class B	1,268,703	140,052,124
Healthcare Plans — 3.3%
UnitedHealth Group, Inc.	513,699	260,121,763
Information Technology Services — 5.6%
Accenture PLC, Class A	913,073	288,850,643
Gartner, Inc.*	417,723	147,702,676
		436,553,319
Internet Content & Information — 6.9%
Alphabet, Inc., Class C*	4,064,504	541,026,127
Internet Retail — 13.7%
Amazon.com, Inc.*	8,055,597	1,076,872,207
Medical Devices — 4.8%
Abbott Laboratories	2,482,449	276,371,047
Align Technology, Inc.*	266,760	100,805,937
		377,176,984
Software Application — 16.6%
Autodesk, Inc.*	1,037,549	219,950,013
DocuSign, Inc.*	1,654,011	89,018,872
Salesforce, Inc.*	1,593,226	358,491,782
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
ServiceNow, Inc.*	805,850	$ 469,810,550
Workday, Inc., Class A*	678,087	160,794,770
		1,298,065,987
Software Infrastructure — 11.5%
Adobe, Inc.*	838,275	457,840,657
Microsoft Corp.	1,323,750	444,674,100
		902,514,757
Travel Services — 4.4%
Airbnb, Inc., Class A*	2,270,789	345,591,378
TOTAL COMMON STOCKS (Cost $4,947,862,701)		7,623,210,530
SHORT-TERM INVESTMENT — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(a)	223,758,347	223,758,347

TOTAL SHORT-TERM INVESTMENT (Cost $223,758,347)		223,758,347

TOTAL INVESTMENTS - 100.1% (Cost $5,171,621,048)		7,846,968,877
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(7,138,306)
NET ASSETS - 100.0%		$7,839,830,571

(a)	Rate disclosed is the 7-day yield at July 31, 2023.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.0%
Australia — 2.0%
CSL Ltd.	52,677	$ 9,487,988
France — 6.6%
L'Oreal SA	33,634	15,643,489
LVMH Moet Hennessy Louis Vuitton SE	17,134	15,913,510
		31,556,999
Germany — 9.0%
SAP SE	174,533	23,808,329
Siemens Healthineers AG(a)	321,152	18,659,992
		42,468,321
Ireland — 9.6%
Accenture PLC, Class A	50,777	16,063,304
ICON PLC*	117,416	29,519,557
		45,582,861
Switzerland — 3.5%
Nestle SA, Registered Shares	133,921	16,407,896
United States — 64.4%
Abbott Laboratories	142,807	15,898,703
Adobe, Inc.*	44,695	24,411,068
Align Technology, Inc.*	34,904	13,189,873
Alphabet, Inc., Class C*	253,870	33,792,636
Amazon.com, Inc.*	239,911	32,071,303
Aon PLC, Class A	64,098	20,415,213
Autodesk, Inc.*	43,157	9,148,852
Automatic Data Processing, Inc.	66,008	16,321,138
Estee Lauder Cos., Inc. (The), Class A	16,498	2,969,640
Mastercard, Inc., Class A	51,414	20,271,512
Microsoft Corp.	112,847	37,907,564
MSCI, Inc.	18,567	10,176,201
ServiceNow, Inc.*	29,833	17,392,639
Thermo Fisher Scientific, Inc.	25,385	13,927,734
Visa, Inc., Class A	83,774	19,915,593
Workday, Inc., Class A*	73,188	17,355,070
		305,164,739
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — 0.9%
Globant SA*	23,858	$ 4,168,708
TOTAL COMMON STOCKS (Cost $326,672,318)		454,837,512

SHORT-TERM INVESTMENT — 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(b)	18,322,491	18,322,491
TOTAL SHORT-TERM INVESTMENT (Cost $18,322,491)		18,322,491

TOTAL INVESTMENTS - 99.9% (Cost $344,994,809)		473,160,003
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		385,406
NET ASSETS - 100.0%		$473,545,409

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, this security amounted to $18,659,992 or 3.94% of net assets. This security has been determined by the Adviser to be a liquid security.
(b)	Rate disclosed is the 7-day yield at July 31, 2023.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 93.0%
Australia — 2.2%
CSL Ltd.	29,738	$ 5,356,299
Canada — 3.6%
Shopify, Inc., Class A*	126,822	8,570,631
France — 5.7%
Dassault Systemes SE	49,383	2,110,563
Kering SA	5,054	2,901,830
LVMH Moet Hennessy Louis Vuitton SE	3,362	3,122,518
Teleperformance	37,598	5,453,169
		13,588,080
Germany — 15.7%
adidas AG	40,965	8,270,218
SAP SE	106,617	14,543,797
Siemens Healthineers AG(a)	251,966	14,640,057
		37,454,072
India — 2.9%
HDFC Bank Ltd.	341,395	6,853,877
Ireland — 19.5%
Accenture PLC, Class A	15,711	4,970,175
Experian PLC	190,796	7,373,423
ICON PLC*	94,279	23,702,683
Medtronic PLC	118,964	10,440,281
		46,486,562
Japan — 1.4%
Lasertec Corp.	21,343	3,230,943
Netherlands — 4.0%
ASML Holding NV	13,470	9,648,141
Spain — 3.0%
Amadeus IT Group SA	100,452	7,206,037
Sweden — 5.9%
Evolution AB(a)	113,356	13,978,230
Switzerland — 2.5%
Temenos AG, Registered Shares	69,021	5,936,000
United Kingdom — 15.3%
Bunzl PLC	232,884	8,632,535
Sage Group PLC (The)	1,593,154	19,163,391
Unilever PLC	162,740	8,744,496
		36,540,422
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 6.8%
Aon PLC, Class A	50,500	$ 16,084,250
Uruguay — 4.5%
Globant SA*	21,890	3,824,840
MercadoLibre, Inc.*	5,607	6,941,746
		10,766,586
TOTAL COMMON STOCKS (Cost $183,688,097)		221,700,130

SHORT-TERM INVESTMENT — 6.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(b)	16,158,277	16,158,277
TOTAL SHORT-TERM INVESTMENT (Cost $16,158,277)		16,158,277

TOTAL INVESTMENTS - 99.8% (Cost $199,846,374)		237,858,407
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		410,382
NET ASSETS - 100.0%		$238,268,789

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $28,618,287 or 12.01% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at July 31, 2023.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.3%
Asset Management — 4.1%
Hamilton Lane, Inc., Class A	39,164	$ 3,463,272
Auto Parts — 4.1%
Fox Factory Holding Corp.*	31,264	3,498,442
Capital Markets — 5.2%
Houlihan Lokey, Inc.	44,239	4,417,264
Health Information Services — 7.5%
Doximity, Inc., Class A*	64,210	2,294,223
Progyny, Inc.*	97,765	4,082,667
		6,376,890
Household & Personal Products — 1.6%
Helen of Troy Ltd.*	9,480	1,339,524
Industrial Distribution — 2.0%
SiteOne Landscape Supply, Inc.*	9,958	1,692,860
Information Technology Services — 4.3%
Globant SA*	20,683	3,613,941
Insurance - Diversified — 4.6%
Goosehead Insurance, Inc., Class A*	59,026	3,947,069
Internet Retail — 4.2%
Farfetch Ltd., Class A*	151,867	877,791
Revolve Group, Inc.*	137,312	2,707,793
		3,585,584
Leisure — 3.1%
YETI Holdings, Inc.*	62,332	2,655,343
Medical Care Facilities — 3.6%
AMN Healthcare Services, Inc.*	13,894	1,488,742
DocGo, Inc.*	190,169	1,595,518
		3,084,260
Medical Instruments & Supplies — 2.0%
Warby Parker, Inc., Class A*	111,171	1,660,895
Real Estate Services — 3.2%
FirstService Corp.	17,223	2,697,638
Restaurants — 3.4%
Wingstop, Inc.	17,013	2,868,052
Semiconductors — 2.0%
SiTime Corp.*	13,501	1,741,764
Software Application — 21.8%
Alarm.com Holdings, Inc.*	49,601	2,738,471
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Alight, Inc., Class A*	410,169	$ 4,011,453
Appfolio, Inc., Class A*	16,595	2,996,891
BlackLine, Inc.*	49,601	2,880,826
Bumble, Inc., Class A*	143,453	2,656,749
Clearwater Analytics Holdings, Inc., Class A*	79,955	1,377,625
Olo, Inc., Class A*	240,823	1,892,869
		18,554,884
Software Infrastructure — 11.6%
CCC Intelligent Solutions Holdings, Inc.*	270,136	2,976,899
Endava PLC, SP ADR*	19,055	999,625
Euronet Worldwide, Inc.*	27,290	2,397,972
Qualys, Inc.*	25,042	3,475,830
		9,850,326
Specialty Retail — 8.0%
Five Below, Inc.*	18,098	3,770,537
Leslie's, Inc.*	109,256	695,961
RH*	5,926	2,300,295
		6,766,793
TOTAL COMMON STOCKS (Cost $74,494,310)		81,814,801

TOTAL INVESTMENTS - 96.3% (Cost $74,494,310)		81,814,801
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%		3,139,666
NET ASSETS - 100.0%		$84,954,467

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.9%
Australia — 1.6%
Pro Medicus Ltd.	2,742	$ 126,991
Canada — 10.8%
Altus Group Ltd.	7,246	241,946
FirstService Corp.	1,392	218,008
Kinaxis, Inc.*	806	109,441
TMX Group Ltd.	12,055	267,858
		837,253
China — 1.7%
TravelSky Technology Ltd., Class H	68,000	130,588
Finland — 2.3%
Musti Group Oyj	9,120	178,890
Germany — 3.6%
CTS Eventim AG & Co. KGaA	4,091	279,194
Ireland — 2.4%
Keywords Studios PLC	8,275	187,119
Japan — 5.3%
Benefit One, Inc.	13,500	139,482
SHIFT, Inc.*	1,150	272,041
		411,523
Luxembourg — 4.5%
Eurofins Scientific SE	5,030	345,946
Netherlands — 4.2%
Euronext NV(a)	2,553	194,318
Topicus.com, Inc., Sub-Voting Shares*	1,710	134,865
		329,183
Norway — 1.4%
TOMRA Systems ASA	7,054	108,707
Switzerland — 3.6%
Tecan Group AG, Registered Shares	692	275,369
United Kingdom — 5.1%
Endava PLC, SP ADR*	3,464	181,722
Fevertree Drinks PLC	12,609	217,159
		398,881
United States — 48.9%
Alight, Inc., Class A*	33,000	322,740
Align Technology, Inc.*	790	298,533
Doximity, Inc., Class A*	4,377	156,390
Dynatrace, Inc.*	3,810	208,369
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Fair Isaac Corp.*	150	$ 125,695
Five Below, Inc.*	1,760	366,678
Floor & Decor Holdings, Inc., Class A*	3,170	364,074
Goosehead Insurance, Inc., Class A*	4,960	331,675
Markel Group, Inc.*	135	195,711
Morningstar, Inc.	550	126,764
Paycom Software, Inc.	860	317,134
Progyny, Inc.*	5,856	244,547
Revolve Group, Inc.*	10,180	200,750
Tyler Technologies, Inc.*	800	317,304
YETI Holdings, Inc.*	5,280	224,928
		3,801,292
Uruguay — 1.5%
Globant SA*	685	119,690
TOTAL COMMON STOCKS (Cost $6,992,831)		7,530,626

TOTAL INVESTMENTS - 96.9% (Cost $6,992,831)		7,530,626
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%		239,466
NET ASSETS - 100.0%		$7,770,092

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $194,318 or 2.50% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.2%
Brazil — 2.5%
Raia Drogasil SA	79,560	$ 489,600
China — 25.8%
Alibaba Group Holding Ltd.*	47,400	605,743
ANTA Sports Products Ltd.	48,000	568,844
Autohome, Inc., Class A	75,380	603,875
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	515,261
Meituan, Class B(a)*	17,100	326,441
NetEase, Inc.	62,961	1,371,312
Tencent Music Entertainment Group, ADR*	107,282	749,901
Yum China Holdings, Inc.	6,716	409,810
		5,151,187
Hong Kong — 2.3%
AIA Group Ltd.	45,200	452,214
India — 15.3%
HDFC Bank Ltd.	39,087	784,714
Infosys Ltd.	42,928	710,507
Jio Financial Services Ltd.*	20,438	65,067
Kotak Mahindra Bank Ltd.	18,231	412,005
Nestle India Ltd.	1,643	450,562
Reliance Industries Ltd.	20,438	634,456
		3,057,311
Indonesia — 3.6%
Bank Central Asia Tbk PT	1,198,500	725,850
Mexico — 7.0%
Fomento Economico Mexicano SAB de CV	47,000	532,508
Wal-Mart de Mexico SAB de CV	205,165	854,599
		1,387,107
Netherlands — 4.7%
Prosus NV	11,972	947,074
Poland — 3.9%
Dino Polska SA(a)*	6,900	768,384
Russia — 0.0%
VK Co. Ltd., GDR(b)(c)*	34,180	342
Yandex NV, Class A(b)(c)*	26,923	269
		611
Singapore — 2.2%
Karooooo Ltd.	17,010	429,503
Switzerland — 3.4%
Wizz Air Holdings PLC(a)*	22,530	686,606
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — 9.5%
E Ink Holdings, Inc.	65,000	$ 466,168
momo.com, Inc.	21,800	416,363
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	1,011,226
		1,893,757
United States — 5.2%
EPAM Systems, Inc.*	1,786	422,943
Las Vegas Sands Corp.*	10,330	617,837
		1,040,780
Uruguay — 6.7%
Dlocal Ltd.*	55,993	849,414
MercadoLibre, Inc.*	388	480,363
		1,329,777
Vietnam — 6.1%
FPT Corp.	162,265	586,780
Mobile World Investment Corp.	274,500	623,060
		1,209,840
TOTAL COMMON STOCKS (Cost $22,336,694)		19,569,601

SHORT-TERM INVESTMENT — 2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(d)	411,613	411,613
TOTAL SHORT-TERM INVESTMENT (Cost $411,613)		411,613

TOTAL INVESTMENTS - 100.2% (Cost $22,748,307)		19,981,214
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(47,002)
NET ASSETS - 100.0%		$19,934,212

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $1,781,431 or 8.94% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is deemed illiquid at July 31, 2023.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
(c)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(d)	Rate disclosed is the 7-day yield at July 31, 2023.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.3%
Asset Management — 3.5%
Hamilton Lane, Inc., Class A	6,259	$ 553,483
Auto Parts — 3.2%
Fox Factory Holding Corp.*	4,604	515,188
Building Products & Equipment — 3.5%
Trex Co., Inc.*	8,022	554,641
Capital Markets — 4.3%
Houlihan Lokey, Inc.	6,835	682,475
Diagnostics & Research — 1.8%
Charles River Laboratories International, Inc.*	1,367	286,441
Financial Data & Stock Exchanges — 2.2%
Morningstar, Inc.	1,550	357,244
Health Information Services — 5.6%
Doximity, Inc., Class A*	10,756	384,312
Progyny, Inc.*	12,194	509,221
		893,533
Home Improvement Retail — 3.6%
Floor & Decor Holdings, Inc., Class A*	4,928	565,981
Information Technology Services — 4.5%
Globant SA*	4,129	721,460
Insurance - Diversified — 4.8%
Goosehead Insurance, Inc., Class A*	11,475	767,333
Internet Retail — 7.2%
Etsy, Inc.*	5,078	516,179
Farfetch Ltd., Class A*	33,886	195,861
Revolve Group, Inc.*	21,537	424,709
		1,136,749
Leisure — 2.7%
YETI Holdings, Inc.*	10,000	426,000
Medical Devices — 1.3%
Align Technology, Inc.*	540	204,061
Medical Instruments & Supplies — 1.7%
Warby Parker, Inc., Class A*	17,770	265,484
Restaurants — 2.6%
Wingstop, Inc.	2,482	418,416
Semiconductors — 3.0%
Monolithic Power Systems, Inc.	683	382,132
SiTime Corp.*	755	97,402
		479,534
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — 31.0%
Alarm.com Holdings, Inc.*	6,979	$ 385,311
Alight, Inc., Class A*	16,295	159,365
Aspen Technology, Inc.*	2,050	365,925
Bumble, Inc., Class A*	15,901	294,486
Clearwater Analytics Holdings, Inc., Class A*	14,475	249,404
Dynatrace, Inc.*	18,741	1,024,945
Olo, Inc., Class A*	32,698	257,006
Paycom Software, Inc.	2,122	782,509
Trade Desk, Inc. (The), Class A*	9,676	883,032
Tyler Technologies, Inc.*	1,295	513,636
		4,915,619
Software Infrastructure — 3.1%
Endava PLC, SP ADR*	4,389	230,247
Euronet Worldwide, Inc.*	2,986	262,380
		492,627
Specialty Retail — 7.7%
Five Below, Inc.*	3,525	734,399
RH*	1,259	488,706
		1,223,105
TOTAL COMMON STOCKS (Cost $13,857,908)		15,459,374

TOTAL INVESTMENTS - 97.3% (Cost $13,857,908)		15,459,374
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		422,443
NET ASSETS - 100.0%		$15,881,817

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.7%
Australia — 1.6%
Pro Medicus Ltd.	3,370	$ 156,075
Canada — 10.5%
Altus Group Ltd.	8,917	297,740
FirstService Corp.	1,706	267,185
Kinaxis, Inc.*	985	133,746
TMX Group Ltd.	14,838	329,696
		1,028,367
China — 1.6%
TravelSky Technology Ltd., Class H	80,000	153,633
Finland — 2.3%
Musti Group Oyj	11,233	220,336
Germany — 3.5%
CTS Eventim AG & Co. KGaA	4,978	339,728
Ireland — 2.4%
Keywords Studios PLC	10,179	230,174
Japan — 5.2%
Benefit One, Inc.	16,670	172,235
SHIFT, Inc.*	1,400	331,180
		503,415
Luxembourg — 4.4%
Eurofins Scientific SE	6,185	425,383
Netherlands — 4.2%
Euronext NV(a)	3,185	242,422
Topicus.com, Inc., Sub-Voting Shares*	2,108	166,255
		408,677
Norway — 1.4%
TOMRA Systems ASA	8,791	135,476
South Korea — 2.6%
Koh Young Technology, Inc.	23,440	254,334
Switzerland — 3.4%
Tecan Group AG, Registered Shares	846	336,650
United Kingdom — 5.0%
Endava PLC, SP ADR*	4,257	223,322
Fevertree Drinks PLC	15,476	266,536
		489,858
United States — 48.1%
Alight, Inc., Class A*	40,936	400,354
Align Technology, Inc.*	971	366,931
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Doximity, Inc., Class A*	5,459	$ 195,050
Dynatrace, Inc.*	4,687	256,332
Fair Isaac Corp.*	180	150,835
Five Below, Inc.*	2,163	450,639
Floor & Decor Holdings, Inc., Class A*	3,897	447,570
Goosehead Insurance, Inc., Class A*	6,088	407,105
Markel Group, Inc.*	166	240,652
Morningstar, Inc.	685	157,879
Paycom Software, Inc.	1,054	388,673
Progyny, Inc.*	7,284	304,180
Revolve Group, Inc.*	12,481	246,125
Tyler Technologies, Inc.*	985	390,681
YETI Holdings, Inc.*	6,568	279,797
		4,682,803
Uruguay — 1.5%
Globant SA*	846	147,822
TOTAL COMMON STOCKS (Cost $9,621,760)		9,512,731

TOTAL INVESTMENTS - 97.7% (Cost $9,621,760)		9,512,731
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		224,909
NET ASSETS - 100.0%		$9,737,640

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $242,422 or 2.49% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS EX CHINA GROWTH FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 95.7%
Brazil — 6.4%
Raia Drogasil SA	8,528	$ 52,480
WEG SA	5,900	49,820
		102,300
Cambodia — 4.6%
NagaCorp Ltd.*	115,062	72,479
India — 16.0%
Bajaj Auto Ltd.	1,050	63,028
HDFC Bank Ltd.	6,130	123,066
Titan Co. Ltd.	830	30,332
United Spirits Ltd.*	3,100	38,313
		254,739
Indonesia — 2.9%
Bank Central Asia Tbk PT	77,200	46,755
Mexico — 7.8%
Fomento Economico Mexicano SAB de CV	6,400	72,511
Wal-Mart de Mexico SAB de CV	12,300	51,235
		123,746
Philippines — 1.8%
Universal Robina Corp.	13,000	29,072
Poland — 4.5%
Dino Polska SA(a)*	650	72,384
Singapore — 4.1%
Karooooo Ltd.	2,600	65,650
South Africa — 6.4%
Discovery Ltd.*	6,300	55,656
Mr Price Group Ltd.	5,300	46,661
		102,317
Switzerland — 5.0%
Wizz Air Holdings PLC(a)*	2,630	80,150
Taiwan — 10.5%
E Ink Holdings, Inc.	6,900	49,486
momo.com, Inc.	2,281	43,565
Taiwan Semiconductor Manufacturing Co. Ltd.	4,100	74,036
		167,087
Thailand — 2.3%
Home Product Center PCL	89,200	37,033
Uruguay — 10.6%
Dlocal Ltd.*	3,810	57,798
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — (Continued)
Globant SA*	267	$ 46,653
MercadoLibre, Inc.*	52	64,378
		168,829
Vietnam — 12.8%
Mobile World Investment Corp.	50,000	113,490
Phu Nhuan Jewelry JSC	26,000	91,164
		204,654
TOTAL COMMON STOCKS (Cost $1,420,076)		1,527,195

SHORT-TERM INVESTMENT — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(b)	52,156	52,156
TOTAL SHORT-TERM INVESTMENT (Cost $52,156)		52,156

TOTAL INVESTMENTS - 99.0% (Cost $1,472,232)		1,579,351
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		16,513
NET ASSETS - 100.0%		$1,595,864

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $152,534 or 9.56% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at July 31, 2023.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
JSC	Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 87.4%
Consumer Discretionary Products — 3.2%
DexKo Global, Inc., 2023 Incremental Term Loans, 10/4/28(b)	$ 25,000	$ 24,380
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.253% (SOFR +375 bps), 10/4/28	118,859	115,136
Truck Hero, Inc., Initial Term Loan, 9.183% (SOFR +375 bps), 1/31/28	123,847	116,838
		256,354
Consumer Discretionary Services — 6.2%
Kuehg Corp., Initial Term Loan, 10.242% (SOFR +1000 bps), 5/23/30	200,000	199,339
Learning Care Group U.S. No.2, Inc., 2020 Incremental Term Loan, 13.976% - 14.038% (LIBOR +850 bps), 3/13/25	99,233	99,295
Learning Care Group U.S. No.2, Inc., First Lien Initial Term Loan, 8.569% - 8.607% (SOFR +325 bps), 3/13/25	190,137	190,108
Learning Care Group U.S. No.2, Inc., First Lien Initial Term Loan, 8.788% (LIBOR +325 bps), 3/13/25	8,033	8,032
		496,774
Consumer Staple Products — 3.4%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 9.253% (SOFR +401 bps), 12/22/26(b)	164,365	161,545
Naked Juice, LLC, Second Lien Initial Term Loan, 11.342% (SOFR +610 bps), 1/24/30	55,000	44,727
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.226% (LIBOR +675 bps), 7/23/29	70,000	62,081
		268,353
Financial Services — 0.3%
Nexus Buyer, LLC, Second Lien Term Loan, 11.669% (SOFR +635 bps), 11/5/29	25,000	22,781
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 18.7%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.226% (LIBOR +375 bps), 7/17/28	$126,046	$ 108,827
Aveanna Healthcare, LLC, Initial Term Loan, 12.476% (LIBOR +700 bps), 12/10/29	85,000	55,250
Cano Health, LLC, Converted 2022 Replacement Term Loan, 9.419% (SOFR +400 bps), 11/23/27	163,604	138,654
CVET Midco 2 LP, Initial Term Loan, 10.242% (SOFR +500 bps), 10/13/29	109,725	106,257
EyeCare Partners, LLC, Amendment No. 1 Term Loan, 9.253% (SOFR +375 bps), 11/15/28	69,336	54,879
EyeCare Partners, LLC, Amendment No. 2 First Lien Term Loans, 9.842% (SOFR +450 bps), 11/15/28	34,825	27,599
EyeCare Partners, LLC, Second Lien Initial Term Loan, 12.253% (SOFR +675 bps), 11/15/29(b)	110,000	64,900
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 9.003% (SOFR +376 bps), 11/30/27	233,276	231,763
RXB Holdings, Inc., First Lien Initial Term Loan, 9.808% (SOFR +461 bps), 12/20/27	138,724	135,949
Sharp Midco, LLC, First Lien Initial Term Loan, 9.342% (SOFR +410 bps), 12/29/28	138,746	137,879
Summit Behavioral Healthcare, LLC, Initial Term Loan, 10.237% (SOFR +475 bps), 11/24/28	148,796	148,610
Surgery Center Holdings, Inc., 2021 New Term Loan, 9.119% (SOFR +375 bps), 8/31/26(b)	280,000	280,438
		1,491,005
Industrial Products — 2.7%
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.038% (LIBOR +650 bps), 5/21/29	65,000	62,075

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
SPX Flow, Inc., Term Loan, 9.819% (SOFR +450 bps), 4/5/29	$ 57,928	$ 57,457
Titan Acquisition Ltd., Initial Term Loan, 8.731% (LIBOR +300 bps), 3/28/25	99,137	97,252
		216,784
Industrial Services — 9.1%
Ankura Consulting Group, LLC, First Lien Closing Date Term Loan, 9.933% (SOFR +450 bps), 3/17/28	69,381	68,080
Brand Industrial Services, Inc., Initial Term Loan, 9.558% - 9.788% (LIBOR +425 bps), 6/21/24	183,733	183,705
Infinite Bidco, LLC, First Lien Term Loan, 9.253% (SOFR +375 bps), 3/2/28	64,399	63,245
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.503% (SOFR +700 bps), 3/2/29	85,000	73,525
KKR Apple Bidco, LLC, First Lien Amendment No. 1 Term Loan, 9.319% (SOFR +400 bps), 9/22/28	159,487	159,487
LaserShip, Inc., First Lien Initial Term Loan, 10.131% (SOFR +450 bps), 5/7/28	143,739	123,759
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 9.683% (SOFR +425 bps), 7/7/28	54,447	52,474
		724,275
Insurance — 4.6%
Asurion, LLC, New B-8 Term Loan, 8.788% (LIBOR +325 bps), 12/23/26	19,822	19,344
Asurion, LLC, New B-9 Term Loan, 8.788% (LIBOR +325 bps), 7/31/27	19,823	19,002
Asurion, LLC, New B-11 Term Loan, 9.669% (SOFR +435 bps), 8/21/28	54,810	52,664
Asurion, LLC, New B-4 Term Loan, 10.683% (SOFR +536 bps), 1/20/29	115,000	101,020
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — (Continued)
HUB International Ltd., Term Loan, 9.584% (SOFR +425 bps), 6/8/30(b)	$ 15,000	$ 15,080
Jones Deslauriers Insurance Management, Inc., Term B Loan, 7/28/30(b)	160,000	160,400
		367,510
Materials — 11.1%
Arconic Corp., Cov-Lite Term Loan, 7/26/30(b)	160,000	160,083
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.419% (SOFR +410 bps), 11/24/27	79,119	76,992
Clydesdale Acquisition Holdings, Inc., Term B Loan, 9.594% (SOFR +418 bps), 4/13/29	99,286	98,515
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 8.818% (SOFR +375 bps), 10/2/28(c)	17,572	16,677
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 9.169% (SOFR +375 bps), 10/2/28	101,493	96,324
Mauser Packaging Solutions Holding Co., Initial Term Loan, 9.318% (SOFR +400 bps), 8/14/26	59,850	59,842
Oscar AcquisitionCo., LLC, Term B Loan, 9.498% (SOFR +460 bps), 4/29/29	104,300	103,105
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 9.631% (SOFR +426 bps), 3/16/27	79,614	78,846
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.742% (SOFR +450 bps), 9/15/28	65,000	64,879
Trident TPI Holdings, Inc., Tranche B-4 Initial Term Loans, 10.492% (SOFR +525 bps), 9/15/28	129,350	129,080
		884,343
Media — 11.2%
ABG Intermediate Holdings 2, LLC, Initial Term Loan, 11.419% (SOFR +610 bps), 12/20/29	100,000	98,188

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
Arches Buyer, Inc., Refinancing Term Loan, 8.669% (SOFR +325 bps), 12/6/27	$ 98,980	$ 96,266
Auction.com, LLC (f/k/a Ten-X, LLC), Term Loan, 11.305% (SOFR +600 bps), 5/26/28	204,459	194,747
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.933% (SOFR +361 bps), 8/21/26	451	438
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.131% (SOFR +376 bps), 8/21/26	158,339	153,787
MH Sub I, LLC, 2023 May New Term Loans, 9.569% (SOFR +425 bps), 5/3/28	94,642	91,411
MH Sub I, LLC, Second Lien Term Loan, 11.569% (SOFR +625 bps), 2/23/29	205,000	179,055
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 8.683% (SOFR +325 bps), 9/25/26	89,420	75,597
		889,489
Retail & Wholesale - Discretionary — 7.4%
CNT Holdings I Corp., Second Lien Initial Term Loan, 12.05% (SOFR +675 bps), 11/6/28	260,000	256,967
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan, 9.433% (SOFR +400 bps), 5/4/28	59,570	59,537
Medical Solutions Holdings, Inc., Initial Term Loan, 8.614% (SOFR +335 bps), 11/1/28	119,033	114,390
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.933% (SOFR +361 bps), 6/2/28	49,533	48,939
White Cap Buyer, LLC, Initial Closing Date Term Loan, 9.069% (SOFR +375 bps), 10/19/27	108,734	108,524
		588,357
Retail & Wholesale - Staples — 0.6%
Quirch Foods Holdings, LLC, Term Loan, 10.239% (SOFR +486 bps), 10/27/27(b)	49,872	48,937
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — 7.0%
AthenaHealth Group, Inc., Initial Term Loan, 8.805% (SOFR +350 bps), 2/15/29	$ 31,020	$ 30,182
AthenaHealth Group, Inc., Initial Delayed Draw Term Loan, 8.814% (SOFR +350 bps), 2/15/29(c)	3,820	3,717
Cloudera, Inc., Term Loan, 9.169% (SOFR +385 bps), 10/8/28	79,110	77,363
Cloudera, Inc., Second Lien Term Loan, 11.419% (SOFR +610 bps), 10/8/29	85,000	80,148
GI Consilio Parent, LLC, First Lien Initial Term Loan, 9.433% (LIBOR +400 bps), 5/12/28	98,880	96,568
Mitchell International, Inc., Initial Term Loan-Second Lien, 11.933% (SOFR +661 bps), 10/15/29	55,000	49,500
Presidio Holdings, Inc., Term Loan, 8.919% - 8.969% (SOFR +360 bps), 1/22/27	14,669	14,642
UKG, Inc., 2023 Incremental Term Loan, 9.877% (SOFR +450 bps), 5/4/26	65,000	65,366
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.618% (SOFR +535 bps), 5/3/27	50,000	49,547
Ultimate Software Group, Inc. (The), First Lien Initial Term Loan, 9.219% (SOFR +375 bps), 5/4/26	94,100	94,100
		561,133
Technology Hardware & Semiconductors — 1.9%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.493% (SOFR +560 bps), 2/1/30	110,000	101,659
Viasat, Inc., Initial Term Loan, 9.819% (SOFR +450 bps), 3/2/29	54,450	52,572
		154,231
TOTAL SENIOR LOANS (Cost $6,893,280)		6,970,326

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 13.6%
Consumer Discretionary Products — 1.3%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	$ 50,000	$ 42,933
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	75,000	60,585
		103,518
Financial Services — 2.0%
NFP Corp., 6.875%, 8/15/28(d)	180,000	159,562
Industrial Products — 0.9%
Titan Acquisition Ltd., 7.75%, 4/15/26(d)	75,000	69,737
Insurance — 2.6%
GTCR AP Finance, Inc., 8.00%, 5/15/27(d)	140,000	138,785
HUB International Ltd., 7.00%, 5/1/26(d)	65,000	64,879
		203,664
Materials — 6.1%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	200,000	194,326
Century Aluminum Co., 7.50%, 4/1/28(d)	310,000	294,676
		489,002
Technology Hardware & Semiconductors — 0.7%
Viasat, Inc., 6.50%, 7/15/28(d)	75,000	57,831
TOTAL CORPORATE BONDS (Cost $1,047,710)		1,083,314

TOTAL INVESTMENTS - 101.0% (Cost $7,940,990)		8,053,640
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(83,494)
NET ASSETS - 100.0%		$7,970,146

(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	All or a portion of this Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(c)	All or a portion of this senior loan position is unfunded as of July 31, 2023. The Fund had approximately $20,394 in unfunded commitments pursuant to Delayed Draw Term Loan facilities. The Portfolio of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded, which represents the actual unfunded amount on the balance sheet date.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $1,083,314 or 13.59% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments
July 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 83.0%
Consumer Discretionary Products — 3.0%
Griffon Corp., 5.75%, 3/1/28	$10,000	$ 9,421
PGT Innovations, Inc., 4.375%, 10/1/29(a)	20,000	18,575
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	15,000	12,117
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	34,411
		74,524
Consumer Discretionary Services — 7.4%
1011778 BC ULC, 4.00%, 10/15/30(a)	25,000	21,508
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	18,873
Boyd Gaming Corp., 4.75%, 6/15/31(a)	10,000	8,957
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(a)	20,000	17,462
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	40,000	33,075
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	30,000	26,196
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	65,000	57,661
		183,732
Consumer Staple Products — 2.9%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	13,487
Pilgrim's Pride Corp., 5.875%, 9/30/27(a)	10,000	9,900
Pilgrim's Pride Corp., 4.25%, 4/15/31	10,000	8,656
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	23,237
Simmons Foods Inc, 4.625%, 3/1/29(a)	20,000	16,719
		71,999
Health Care — 4.6%
Medline Borrower LP, 3.875%, 4/1/29(a)	25,000	21,911
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	35,000	25,174
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	13,770
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	25,000	22,585
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Select Medical Corp., 6.25%, 8/15/26(a)	$10,000	$ 9,924
Tenet Healthcare Corp., 5.125%, 11/1/27	20,000	19,011
		112,375
Industrial Products — 4.4%
ATS Corp., 4.125%, 12/15/28(a)	25,000	22,385
Chart Industries, Inc., 9.50%, 1/1/31(a)	10,000	10,735
Madison IAQ, LLC, 5.875%, 6/30/29(a)	20,000	16,800
SPX Flow, Inc., 8.75%, 4/1/30(a)	15,000	13,852
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	15,000	13,947
TransDigm, Inc., 4.625%, 1/15/29	35,000	31,280
		108,999
Industrial Services — 11.5%
American Airlines, Inc., 11.75%, 7/15/25(a)	25,000	27,507
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	10,000	9,409
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	75,000	72,111
Delta Air Lines, Inc., 3.75%, 10/28/29	20,000	18,103
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	13,589
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	26,398
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	60,000	58,241
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,412
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	17,559
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	8,746
VistaJet Malta Finance PLC, 7.875%, 5/1/27(a)	25,000	23,211
		284,286
Materials — 6.4%
Arconic Corp., 6.125%, 2/15/28(a)	25,000	25,683
ATI, Inc., 5.125%, 10/1/31	20,000	17,968
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,716
Ball Corp., 6.00%, 6/15/29	5,000	5,006
Century Aluminum Co., 7.50%, 4/1/28(a)	45,000	42,776

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	$15,000	$ 14,743
Ingevity Corp., 3.875%, 11/1/28(a)	30,000	25,896
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	16,400
		158,188
Media — 8.6%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	50,000	43,779
Arches Buyer, Inc., 6.125%, 12/1/28(a)	10,000	8,623
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(a)	20,000	15,072
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	35,000	24,809
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	25,000	20,771
Playtika Holding Corp., 4.25%, 3/15/29(a)	10,000	8,834
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	30,000	24,917
TripAdvisor, Inc., 7.00%, 7/15/25(a)	30,000	30,026
Uber Technologies, Inc., 7.50%, 9/15/27(a)	35,000	35,747
		212,578
Oil & Gas — 12.4%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	33,687
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	18,927
Cheniere Energy Partners LP, 4.00%, 3/1/31	20,000	17,816
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	26,075
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	49,184
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	14,373
Parkland Corp., 4.625%, 5/1/30(a)	25,000	21,963
Southwestern Energy Co., 4.75%, 2/1/32	25,000	22,235
Teine Energy Ltd., 6.875%, 4/15/29(a)	75,000	69,380
Transocean, Inc., 11.50%, 1/30/27(a)	30,000	31,493
		305,133
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — 8.1%
Five Point Operating Co. LP, 7.875%, 11/15/25(a)	$85,000	$ 80,832
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	30,000	24,710
Kennedy-Wilson, Inc., 5.00%, 3/1/31	55,000	42,684
Realogy Group, LLC, 5.75%, 1/15/29(a)	70,000	51,870
		200,096
Retail & Wholesale - Discretionary — 4.0%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	13,029
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	26,829
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	34,870
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	23,815
		98,543
Software & Technology Services — 4.6%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(a)	45,000	41,264
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	35,000	30,840
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	15,000	14,564
Twilio, Inc., 3.625%, 3/15/29	30,000	25,738
		112,406
Technology Hardware & Semiconductors — 2.8%
CommScope, Inc., 4.75%, 9/1/29(a)	20,000	15,428
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	21,243
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,386
Viasat, Inc., 6.50%, 7/15/28(a)	30,000	23,132
		69,189
Telecommunications — 2.3%
Level 3 Financing, Inc., 4.625%, 9/15/27(a)	25,000	19,016
Level 3 Financing, Inc., 4.25%, 7/1/28(a)	10,000	7,088
Lumen Technologies, Inc., 5.125%, 12/15/26(a)	10,000	5,211
Lumen Technologies, Inc., 4.50%, 1/15/29(a)	30,000	12,327

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Telecommunications — (Continued)
Telesat Canada, 5.625%, 12/6/26(a)	$15,000	$ 9,015
Telesat Canada, 6.50%, 10/15/27(a)	10,000	4,050
		56,707
TOTAL CORPORATE BONDS (Cost $2,025,893)		2,048,755
SENIOR LOANS†(b) — 11.8%
Consumer Discretionary Products — 0.8%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.253% (SOFR +375 bps), 10/4/28	9,900	9,590
Truck Hero, Inc., Initial Term Loan, 9.183% (SOFR +375 bps), 1/31/28	9,899	9,338
		18,928
Consumer Discretionary Services — 2.0%
Kuehg Corp., Initial Term Loan, 10.242% (SOFR +1000 bps), 5/23/30(c)	50,000	49,835
Health Care — 0.8%
CVET Midco 2 LP, Initial Term Loan, 10.242% (SOFR +500 bps), 10/13/29	19,950	19,319
Industrial Products — 0.7%
SPX Flow, Inc., Term Loan, 9.819% (SOFR +450 bps), 4/5/29	8,714	8,643
Titan Acquisition Ltd., Initial Term Loan, 8.731% (LIBOR +300 bps), 3/28/25	9,896	9,708
		18,351
Industrial Services — 1.6%
Cimpress PLC, Tranche B-1 Term Loan, 8.933% (SOFR +361 bps), 5/17/28(c)	39,722	39,342
Insurance — 1.9%
Asurion, LLC, New B-4 Term Loan, 10.683% (SOFR +536 bps), 1/20/29(c)	55,000	48,314
Materials — 0.4%
Oscar AcquisitionCo., LLC, Term B Loan, 9.498% (SOFR +460 bps), 4/29/29	9,925	9,811
	Par Value	Value
SENIOR LOANS — (Continued)
Media — 1.8%
Arches Buyer, Inc., Refinancing Term Loan, 8.669% (SOFR +325 bps), 12/6/27	$ 9,898	$ 9,627
Clear Channel Outdoor Holdings, Inc., Term B Loan, 8.933% (SOFR +361 bps), 8/21/26	39	37
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.131% (SOFR +376 bps), 8/21/26	14,807	14,381
MH Sub I, LLC, 2023 May New Term Loans, 9.569% (SOFR +425 bps), 5/3/28	9,923	9,585
UPC Financing Partnership, Facility AX, 8.261% (SOFR +304 bps), 1/31/29	10,000	9,773
		43,403
Retail & Wholesale - Discretionary — 0.4%
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.933% (SOFR +361 bps), 6/2/28	9,899	9,780
Software & Technology Services — 1.4%
GI Consilio Parent, LLC, First Lien Initial Term Loan, 9.433% (LIBOR +400 bps), 5/12/28	9,899	9,668
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.618% (SOFR +535 bps), 5/3/27(c)	25,000	24,773
		34,441
TOTAL SENIOR LOANS (Cost $281,230)		291,524

TOTAL INVESTMENTS - 94.8% (Cost $2,307,123)		2,340,279
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		127,513
NET ASSETS - 100.0%		$2,467,792

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN UPPER TIER HIGH YIELD FUND
Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2023, these securities amounted to $1,771,025 or 71.77% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(c)	All or a portion of this Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Emerging Markets ex China Growth Fund, Polen Bank Loan Fund and Polen Upper Tier High Yield Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2023, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$7,623,210,530	$7,623,210,530	$—	$—
Short-Term Investment*	223,758,347	223,758,347	—	—
Total Assets	$7,846,968,877	$7,846,968,877	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$9,487,988	$—	$9,487,988	$—
France	31,556,999	—	31,556,999	—
Germany	42,468,321	—	42,468,321	—
Ireland	45,582,861	45,582,861	—	—
Switzerland	16,407,896	—	16,407,896	—
United States	305,164,739	305,164,739	—	—
Uruguay	4,168,708	4,168,708	—	—
Short-Term Investment	18,322,491	18,322,491	—	—
Total Assets	$473,160,003	$373,238,799	$99,921,204	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
Funds	Total Value at 07/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Australia	$5,356,299	$—	$5,356,299	$—
Canada	8,570,631	8,570,631	—	—
France	13,588,080	—	13,588,080	—
Germany	37,454,072	—	37,454,072	—
India	6,853,877	—	6,853,877	—
Ireland	46,486,562	39,113,139	7,373,423	—
Japan	3,230,943	—	3,230,943	—
Netherlands	9,648,141	—	9,648,141	—
Spain	7,206,037	—	7,206,037	—
Sweden	13,978,230	—	13,978,230	—
Switzerland	5,936,000	—	5,936,000	—
United Kingdom	36,540,422	—	36,540,422	—
United States	16,084,250	16,084,250	—	—
Uruguay	10,766,586	10,766,586	—	—
Short-Term Investment	16,158,277	16,158,277	—	—
Total Assets	$237,858,407	$90,692,883	$147,165,524	$—
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$81,814,801	$81,814,801	$—	$—
Polen International Small Company Growth Fund
Assets
Common Stocks
Australia	$126,991	$—	$126,991	$—
Canada	837,253	837,253	—	—
China	130,588	—	130,588	—
Finland	178,890	178,890	—	—
Germany	279,194	—	279,194	—
Ireland	187,119	187,119	—	—
Japan	411,523	—	411,523	—
Luxembourg	345,946	—	345,946	—
Netherlands	329,183	134,865	194,318	—
Norway	108,707	—	108,707	—
Switzerland	275,369	—	275,369	—
United Kingdom	398,881	398,881	—	—
United States	3,801,292	3,801,292	—	—
Uruguay	119,690	119,690	—	—
Total Assets	$7,530,626	$5,657,990	$1,872,636	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
Funds	Total Value at 07/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$489,600	$489,600	$—	$—
China	5,151,187	1,159,711	3,991,476	—
Hong Kong	452,214	—	452,214	—
India	3,057,311	—	3,057,311	—
Indonesia	725,850	—	725,850	—
Mexico	1,387,107	1,387,107	—	—
Netherlands	947,074	—	947,074	—
Poland	768,384	—	768,384	—
Russia	611	—	—	611
Singapore	429,503	429,503	—	—
Switzerland	686,606	—	686,606	—
Taiwan	1,893,757	—	1,893,757	—
United States	1,040,780	1,040,780	—	—
Uruguay	1,329,777	1,329,777	—	—
Vietnam	1,209,840	—	1,209,840	—
Short-Term Investment	411,613	411,613	—	—
Total Assets	$19,981,214	$6,248,091	$13,732,512	$611
Polen U.S. SMID Company Growth Fund
Assets
Investments in Securities*	$15,459,374	$15,459,374	$—	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2023
(Unaudited)
Funds	Total Value at 07/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$156,075	$—	$156,075	$—
Canada	1,028,367	1,028,367	—	—
China	153,633	—	153,633	—
Finland	220,336	220,336	—	—
Germany	339,728	—	339,728	—
Ireland	230,174	230,174	—	—
Japan	503,415	—	503,415	—
Luxembourg	425,383	—	425,383	—
Netherlands	408,677	166,255	242,422	—
Norway	135,476	—	135,476	—
South Korea	254,334	—	254,334	—
Switzerland	336,650	—	336,650	—
United Kingdom	489,858	489,858	—	—
United States	4,682,803	4,682,803	—	—
Uruguay	147,822	147,822	—	—
Total Assets	$9,512,731	$6,965,615	$2,547,116	$—
Polen Emerging Markets ex China Growth Fund
Assets
Common Stocks
Brazil	$102,300	$102,300	$—	$—
Cambodia	72,479	—	72,479	—
India	254,739	—	254,739	—
Indonesia	46,755	—	46,755	—
Mexico	123,746	123,746	—	—
Philippines	29,072	—	29,072	—
Poland	72,384	—	72,384	—
Singapore	65,650	65,650	—	—
South Africa	102,317	102,317	—	—
Switzerland	80,150	—	80,150	—
Taiwan	167,087	—	167,087	—
Thailand	37,033	—	37,033	—
Uruguay	168,829	168,829	—	—
Vietnam	204,654	—	204,654	—
Short-Term Investment	52,156	52,156	—	—
Total Assets	$1,579,351	$614,998	$964,353	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2023
(Unaudited)
Funds	Total Value at 07/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Bank Loan Fund
Assets
Senior Loans*	$6,970,326	$—	$6,970,326	$—
Corporate Bonds*	1,083,314	—	1,083,314	—
Total Assets	$8,053,640	$—	$8,053,640	$—
Polen Upper Tier High Yield Fund
Assets
Corporate Bonds*	$2,048,755	$—	$2,048,755	$—
Senior Loans*	291,524	—	291,524	—
Total Assets	$2,340,279	$—	$2,340,279	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.